Note 6 - Loans, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	2021	2020

Commercial real estate mortgages	$757,576	$606,299
Commercial real estate loans	26,569	25,574
Point of sale loans and leases	1,279,576	980,677
Public sector and other financing	32,587	37,596
	2,096,308	1,650,146

Allowance for credit losses	(1,453)	(1,775)
Accrued interest	8,195	6,539

Total loans, net of allowance for credit losses	$2,103,050	$1,654,910

Disclosure of loans by lending asset category [text block]
	As at October 31, 2021				As at October 31, 2020
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Commercial real estate mortgages	$694,869	$62,707	$-	$757,576	$530,162	$76,137	$-	$606,299
ECL allowance	980	134	-	1,114	1,174	192	-	1,366
EL %	0.14%	0.21%	0.00%	0.15%	0.22%	0.25%	0.00%	0.23%
Commercial real estate loans	$26,569	$-	$-	$26,569	$25,574	$-	$-	$25,574
ECL allowance	45	-	-	45	137	-	-	137
EL %	0.17%	0.00%	0.00%	0.17%	0.54%	0.00%	0.00%	0.54%
Point of sale loans and leases	$1,277,011	$2,565	$-	$1,279,576	$974,104	$6,573	$-	$980,677
ECL allowance	275	-	-	275	215	-	-	215
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Public sector and other financing	$32,507	$80	$-	$32,587	$37,596	$-	$-	$37,596
ECL allowance	16	3	-	19	57	-	-	57
EL %	0.05%	0.00%	0.00%	0.06%	0.15%	0.00%	0.00%	0.15%
Loans	$2,030,956	$65,352	$-	$2,096,308	$1,567,436	$82,710	$-	$1,650,146
Total ECL allowance	1,316	137	-	1,453	1,583	192	-	1,775
Total EL %	0.06%	0.21%	0.00%	0.07%	0.10%	0.23%	0.00%	0.11%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$1,453	$860	$1,193	$1,670
Variance from reported ECL		(593)	(260)	217
Variance from reported ECL (%)		(41% )	(18% )	15%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(425)	(22)	-	(447)
Loan originations	421	-	-	421
Derecognitions and maturities	(159)	(67)	-	(226)
Provision for (recovery of) credit losses	(194)	(58)	-	(252)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$980	$134	$-	$1,114

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(92)	-	-	(92)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(92)	-	-	(92)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$45	$-	$-	$45

Point of sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	89	(89)	-	-
Transfer in (out) to Stage 2	(178)	178	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(6,914)	(41)	-	(6,955)
Loan originations	9,116	-	-	9,116
Derecognitions and maturities	(2,053)	(48)	-	(2,101)
Provision for (recovery of) credit losses	60	-	-	60
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$275	$-	$-	$275

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(35)	-	-	(35)
Loan originations	-	3	-	3
Derecognitions and maturities	(6)	-	(116)	(122)
Provision for (recovery of) credit losses	(41)	3	(116)	(154)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$16	$3	$-	$19

Total balance at end of period	$1,316	$137	$-	$1,453
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Commercial real estate mortgages
Balance at beginning of period	$1,563	$209	$-	$1,772
Transfer in (out) to Stage 1	26	(26)	-	-
Transfer in (out) to Stage 2	(262)	262	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(515)	(253)	-	(768)
Loan originations	399	-	-	399
Derecognitions and maturities	(37)	-	-	(37)
Provision for (recovery of) credit losses	(389)	(17)	-	(406)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,174	$192	$-	$1,366

Commercial real estate loans
Balance at beginning of period	$78	$-	$-	$78
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	56	-	-	56
Loan originations	3	-	-	3
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	59	-	-	59
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$137	$-	$-	$137

Point of sale loans and leases
Balance at beginning of period	$229	$-	$-	$229
Transfer in (out) to Stage 1	119	(119)	-	-
Transfer in (out) to Stage 2	(230)	230	-	-
Transfer in (out) to Stage 3	3	-	(3)	-
Net remeasurement of loss allowance	(5,441)	(58)	5	(5,494)
Loan originations	7,528	-	-	7,528
Derecognitions and maturities	(1,993)	(53)	(2)	(2,048)
Provision for (recovery of) credit losses	(14)	-	-	(14)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$215	$-	$-	$215

Public sector and other financing
Balance at beginning of period	$40	$-	$-	$40
Transfer in (out) to Stage 1	1	(1)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(21)	1	-	(20)
Loan originations	42	-	-	42
Derecognitions and maturities	(5)	-	-	(5)
Provision for (recovery of) credit losses	17	-	-	17
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$57	$-	$-	$57

Total balance at end of period	$1,583	$192	$-	$1,775

Disclosure for maturity analysis of loans, net of allowance [text block]
(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2021	2020
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$659,508	$51,453	$246,853	$231,885	$752,776	$153,833	$2,096,308	$1,650,146
Average effective yield	5.01%	5.18%	4.02%	4.78%	4.28%	3.79%	4.52%	4.94%